Schedule of Assets (Held at End of Year) - Schedule of Assets (Held at End of Year) (Details) - EBP 013 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	20-0865835
EBP, Plan Number	013
Participant loans	$ 2,158
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, participant loan maturity period	1 year
Employee benefit plan, Interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, participant loan maturity period	30 years
Employee benefit plan, Interest rate	8.50%